Microsoft Investment	12 Months Ended
May. 02, 2015
Microsoft Investment
11.	Microsoft Investment

On April 27, 2012, Barnes & Noble entered into an investment agreement pursuant to which Barnes & Noble transferred to the LLC its digital device, digital content and college bookstore businesses, and Morrison purchased from the LLC, 300,000 convertible preferred membership interests in the LLC (Series A Preferred) for an aggregate purchase price of $300,000. Concurrently with its entry into this agreement, Barnes & Noble also entered into a commercial agreement with Microsoft, pursuant to which, among other things, the LLC would develop and distribute a Windows 8 application for eReading and digital content purchases, and an intellectual property license and settlement agreement with Microsoft and Microsoft Licensing GP. The parties closed Morrison’s investment in the LLC and the commercial agreement became effective on October 4, 2012.

On December 3, 2014, Morrison, Microsoft, Barnes & Noble and Barnes & Noble Education entered into agreements pursuant to which Morrison’s interest in the LLC was purchased by Barnes & Noble Education and the Microsoft commercial agreement was terminated effective as of such date. Pursuant to the Purchase Agreement (the Purchase Agreement) among Barnes & Noble, Barnes & Noble Education, Morrison and Microsoft, Barnes & Noble Education purchased from Morrison, and Morrison sold, all of its $300,000 convertible Series A preferred limited liability company interest in the LLC in exchange for an aggregate purchase price of $124,850 consisting of (i) $62,425 in cash and (ii) 2,737,290 shares of common stock, par value $0.001 per share, of Barnes & Noble. The Purchase Agreement closed on December 4, 2014. The Company accounted for this transaction in accordance with ASC 810-10, Non Controlling Interest (ASC 810-10) and accordingly was reflected as an equity transaction. In connection with the closing, the parties entered into a Digital Business Contingent Payment Agreement pursuant to which Microsoft is entitled to receive 22.7% of the proceeds from, among other events or transactions, (1) any future dividends or other distributions received from Barnes & Noble’s NOOK digital business at any time until the date that is three years from the closing, subject to a one-year extension under certain circumstances, and (2) the sale of Barnes & Noble’s NOOK digital business at any time until the date that is three years from the closing, subject to a one-year extension under certain circumstances.

Investment Agreement

Microsoft’s investment represented approximately 17.6% of the common membership interests in the LLC on an as-converted basis as of closing, with Barnes & Noble retaining the remaining ownership interests. This investment was classified as temporary equity in the mezzanine section of the balance sheet between liabilities and permanent equity, net of investment fees. The temporary equity designation was due to a potential put feature after five years from the closing of the investment agreement on the preferred membership interests. The preferred membership interests had a liquidation preference equal to the original investment. Upon the completion of the acquisition of Microsoft’s interest in the LLC, the temporary equity was converted to permanent equity.

Commercial Agreement

Under the commercial agreement, the LLC has developed certain applications for Windows 8 for purchasing and consumption of digital reading content and use efforts to expand internationally.

The commercial agreement provided for revenue sharing for digital content purchased from the LLC by customers using the LLC’s Windows 8 applications. Microsoft has made and was obligated to continue to make guaranteed advance payments to the LLC in connection with such revenue sharing equal to $60,000 per year. Microsoft also has paid and was obligated to continue to pay to the LLC $25,000 each year for purposes of assisting the LLC in acquiring local digital reading content and technology development in the performance of the LLC’s obligations under the commercial agreement.

The guaranteed advance payments in connection with revenue sharing as well as the amounts received for purposes of assisting the LLC in acquiring local digital reading content and technology development received from Microsoft were treated as debt in accordance with ASC 470-10-25-2, Sales of Future Revenues or Various Other Measures of Income. The Company estimated the cash flows associated with the commercial agreement and amortized the discount on the debt to interest expense over the term of the agreement in accordance with ASC 835-30-35-2, The Interest Method. Upon termination of this agreement, the Company has accounted for this transaction in accordance with several accounting codifications covering this topic that require transactions with related parties to be accounted for as equity transactions and accordingly the remaining debt balance of $197,316 included within other long term liabilities was converted to equity. Notwithstanding this treatment, the limited liability company agreement of the LLC provides that, under certain conditions, partnership losses or deductions can be allocated for income tax purposes to Microsoft in respect of amounts advanced to the LLC under the terms of the commercial agreement.

Settlement and License Agreement

The patent agreement provided for Microsoft and its subsidiaries to license to the Company and its affiliates certain intellectual property in exchange for royalty payments based on sales of certain devices. Additionally, the Company and Microsoft dismissed certain outstanding patent litigation between the Company, Microsoft and their respective affiliates in accordance with the settlement and license agreement. The Company recorded the royalty expense on NOOK® sales in the statement of operations in cost of sales and occupancy with no expense or liability for the sale of devices prior to this agreement.